SCHEDULE OF INVESTMENTS
Thornburg Investment Grade Bond Managed Account Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Asset Backed Securities — 19.6%
	Auto Receivables — 10.9%
[a]	American Credit Acceptance Receivables Trust, Series 2022-4 Class D, 8.00% due 2/15/2029	$5,220	$5,226
[a]	Bank of America Auto Trust, Series 2023-2A Class A4, 5.66% due 11/15/2029	13,000	13,094
	Carvana Auto Receivables Trust,
[a]	Series 2022-N1 Class A2, 3.21% due 12/11/2028	12,295	12,196
[a]	Series 2023-P2 Class A3, 5.42% due 4/10/2028	338	338
[a]	Series 2024-P1 Class A3, 5.05% due 4/10/2029	15,719	15,764
	FHF Issuer Trust,
[a]	Series 2024-1A Class A2, 5.69% due 2/15/2030	3,046	3,055
[a]	Series 2024-3A Class A2, 4.94% due 11/15/2030	4,466	4,465
[a]	Series 2026-1A Class A1, 4.631% due 5/17/2027	12,443	12,452
[a]	First Investors Auto Owner Trust, Series 2022-1A Class D, 3.79% due 6/15/2028	8,156	8,153
	GLS Auto Receivables Issuer Trust,
[a]	Series 2022-2A Class D, 6.15% due 4/17/2028	7,515	7,546
[a]	Series 2023-1A Class D, 7.01% due 1/16/2029	10,276	10,388
[a]	Huntington Auto Trust, Series 2024-1A Class A3, 5.23% due 1/16/2029	14,114	14,188
	LAD Auto Receivables Trust,
[a]	Series 2023-3A Class C, 6.43% due 12/15/2028	16,000	16,132
[a]	Series 2023-4A Class B, 6.39% due 10/16/2028	15,000	15,084
	Lobel Automobile Receivables Trust,
[a]	Series 2025-1 Class A, 5.06% due 11/15/2027	111	111
[a]	Series 2026-1 Class A, 4.88% due 10/16/2028	15,627	15,649
[a,b]	Oscar U.S. Funding XIII LLC, Series 2021-2A Class A4, 1.27% due 9/11/2028	7,637	7,619
[a,b]	Oscar U.S. Funding XIV LLC, Series 2022-1A Class A4, 2.82% due 4/10/2029	5,431	5,395
[a]	Oscar U.S. Funding XVII LLC, Series 2024-2A Class A2, 4.63% due 12/10/2027	3,961	3,963
	Prestige Auto Receivables Trust,
[a]	Series 2021-1A Class D, 2.08% due 2/15/2028	3,824	3,814
[a]	Series 2023-1A Class D, 6.33% due 4/16/2029	11,000	11,046
[a]	Series 2025-1A Class A2, 4.87% due 12/15/2027	1,591	1,591
[a]	Research-Driven Pagaya Motor Asset Trust, Series 2026-1A Class A2, 4.515% due 1/25/2035	11,000	10,978
[a]	Research-Driven Pagaya Motor Trust, Series 2025-6A Class A2, 4.705% due 8/25/2034	8,000	8,001
[a]	SCCU Auto Receivables Trust, Series 2024-1A Class A3, 5.11% due 6/15/2029	13,734	13,775
	Veros Auto Receivables Trust,
[a]	Series 2023-1 Class C, 8.32% due 11/15/2028	17,422	17,553
[a]	Series 2025-1 Class A, 5.31% due 9/15/2028	3,016	3,022
[a]	Series 2026-1 Class A, 4.53% due 8/15/2028	9,972	9,975
	Westlake Automobile Receivables Trust,
[a]	Series 2022-2A Class D, 5.48% due 9/15/2027	2,285	2,286
[a]	Series 2024-1A Class B, 5.55% due 11/15/2027	2,825	2,827
			255,686
	Other Asset Backed — 6.1%
	ACHV ABS Trust,
[a]	Series 2024-1PL Class A, 5.90% due 4/25/2031	4,273	4,281
[a]	Series 2024-1PL Class B, 6.34% due 4/25/2031	17,431	17,512
[a]	BHG Securitization Trust, Series 2021-A Class A, 1.42% due 11/17/2033	1,323	1,320
[a]	CCG Receivables Trust, Series 2023-2 Class A2, 6.28% due 4/14/2032	17,557	17,673
[a]	DLLMT LLC, Series 2023-1A Class A4, 5.35% due 3/20/2031	15,000	15,058
[a]	DLLST LLC, Series 2024-1A Class A3, 5.05% due 8/20/2027	10,136	10,155
	GreatAmerica Leasing Receivables Funding LLC,
[a]	Series 2023-1 Class A3, 5.15% due 7/15/2027	8,682	8,705
[a]	Series 2024-1 Class A4, 5.08% due 12/16/2030	11,000	11,093
[a]	M&T Equipment Notes, Series 2025-1A Class A2, 4.70% due 12/16/2027	13,093	13,111
[a]	MMAF Equipment Finance LLC, Series 2023-A Class A3, 5.54% due 12/13/2029	10,966	11,063
[a]	Mosaic Solar Loans LLC, Series 2017-1A Class A, 4.45% due 6/20/2042	11,155	10,760
[a]	Pawnee Equipment Receivables LLC, Series 2022-1 Class C, 6.01% due 7/17/2028	8,925	8,926
[a]	Tesla Sustainable Energy Trust, Series 2024-1A Class A2, 5.08% due 6/21/2050	6,492	6,464
[a]	Upstart Structured Pass-Through Trust, Series 2022-2A Class A, 4.25% due 6/17/2030	7,117	7,107
			143,228
	Student Loan — 2.6%
[a]	Commonbond Student Loan Trust, Series 2017-BGS Class A1, 2.68% due 9/25/2042	10,437	9,786
[a]	ELFI Graduate Loan Program LLC, Series 2019-A Class A, 2.54% due 3/25/2044	13,447	12,825
[a]	Navient Private Education Refi Loan Trust, Series 2019-A Class A2A, 3.42% due 1/15/2043	1,848	1,846

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Grade Bond Managed Account Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	SMB Private Education Loan Trust,
[a]	Series 2018-B Class A2A, 3.60% due 1/15/2037	$17,725	$17,641
[a]	Series 2019-A Class A2A, 3.44% due 7/15/2036	9,326	9,235
[a]	SoFi Professional Loan Program LLC, Series 2019-A Class A2FX, 3.69% due 6/15/2048	10,385	10,315
			61,648
	Total Asset Backed Securities (Cost $460,927)		460,562
	Corporate Bonds — 35.1%
	Automobiles & Components — 0.4%
	Automobiles — 0.4%
[a]	Hyundai Capital America, 5.30% due 3/19/2027	10,000	10,050
			10,050
	Commercial & Professional Services — 1.3%
	Commercial Services & Supplies — 1.3%
[a,b]	Element Fleet Management Corp., 6.319% due 12/4/2028	10,000	10,342
	UL Solutions, Inc., 6.50% due 10/20/2028	20,000	20,755
			31,097
	Consumer Services — 0.7%
	Transportation Infrastructure — 0.7%
[a,b]	Sydney Airport Finance Co. Pty. Ltd., 5.248% due 3/26/2036	17,000	16,782
			16,782
	Consumer Staples Distribution & Retail — 0.7%
	Consumer Staples Distribution & Retail — 0.7%
[a,b]	Alimentation Couche-Tard, Inc., 5.267% due 2/12/2034	15,000	15,094
			15,094
	Energy — 1.3%
	Oil, Gas & Consumable Fuels — 1.3%
[a]	Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15% due 8/15/2026	10,000	9,990
[a]	Midwest Connector Capital Co. LLC, 4.625% due 4/1/2029	10,000	9,942
	South Bow USA Infrastructure Holdings LLC, 4.911% due 9/1/2027	10,000	10,028
			29,960
	Equity Real Estate Investment Trusts (REITs) — 0.4%
	Diversified REITs — 0.4%
[a]	SBA Tower Trust, 2.328% due 7/15/2052	10,000	9,626
			9,626
	Financial Services — 2.0%
	Capital Markets — 0.5%
[a]	Voya Global Funding, 4.60% due 11/24/2030	11,000	10,848
	Financial Services — 0.7%
[b]	Sumitomo Mitsui Financial Group, Inc., 4.306% due 10/16/2028	16,000	15,898
	Mortgage Real Estate Investment Trusts — 0.8%
	Lineage OP LP, 5.25% due 7/15/2030	20,000	20,031
			46,777
	Health Care Equipment & Services — 1.5%
	Health Care Equipment & Supplies — 0.7%
[a]	VSP Optical Group, Inc., 5.40% due 6/1/2033	17,000	17,049
	Health Care Providers & Services — 0.8%
[a]	Highmark, Inc., 5.75% due 5/15/2036	17,000	17,116
			34,165
	Insurance — 11.2%
	Insurance — 11.2%
[a,b]	Ascot Group Ltd., 4.25% due 12/15/2030	20,000	18,717
[a]	Brighthouse Financial Global Funding, 2.00% due 6/28/2028	16,000	15,045
[a]	CNO Global Funding, 4.875% due 12/10/2027	10,000	10,008
[a]	Corebridge Global Funding, 5.75% due 7/2/2026	12,000	12,000

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Grade Bond Managed Account Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[a,b]	DaVinciRe Holdings Ltd., 5.95% due 4/15/2035	$15,000	$15,364
[a]	Equitable Financial Life Global Funding, 1.80% due 3/8/2028	12,000	11,431
[a]	F&G Global Funding, 2.30% due 4/11/2027	10,000	9,797
[a]	Fortitude Group Holdings LLC, 6.25% due 4/1/2030	10,000	10,221
[a,b]	Intact Financial Corp., 5.459% due 9/22/2032	15,000	15,384
[a]	Jackson National Life Global Funding, 3.05% due 6/21/2029	17,000	16,074
	Lincoln Financial Global Funding,
[a]	4.625% due 5/28/2028	10,000	9,995
[a]	5.30% due 1/13/2030	10,000	10,104
[a]	Mutual of Omaha Cos Global Funding, 5.45% due 12/12/2028	10,000	10,165
[a]	New York Life Global Funding, 4.55% due 1/28/2033	17,000	16,685
[a]	NLG Global Funding, 5.40% due 1/23/2030	10,000	10,156
[a]	Principal Life Global Funding II, 5.50% due 6/28/2028	10,000	10,140
	Protective Life Corp.,
[a]	3.40% due 1/15/2030	10,000	9,497
[a]	4.30% due 9/30/2028	10,000	9,885
[a]	Reliance Standard Life Global Funding II, 1.512% due 9/28/2026	10,000	9,929
[a]	RGA Global Funding, 5.10% due 5/26/2031	10,000	10,036
[a]	Sammons Financial Group, Inc., 4.45% due 5/12/2027	12,000	11,963
[a]	Western-Southern Global Funding, 4.90% due 5/1/2030	10,000	10,010
			262,606
	Materials — 1.9%
	Chemicals — 0.4%
[a]	Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 4.75% due 5/15/2030	10,000	9,963
	Containers & Packaging — 1.5%
	Amcor Flexibles North America, Inc., 5.10% due 3/17/2030	20,000	20,202
[a,b]	CCL Industries, Inc., 3.05% due 6/1/2030	15,000	14,028
			44,193
	Software & Services — 2.0%
	Information Technology Services — 1.4%
[a]	Booz Allen Hamilton, Inc., 3.875% due 9/1/2028	15,000	14,642
[a]	Mobility Global, Inc., 5.45% due 6/15/2031	18,000	18,197
	Software — 0.6%
[a]	MSCI, Inc., 4.00% due 11/15/2029	15,000	14,527
			47,366
	Technology Hardware & Equipment — 0.6%
	Electronic Equipment, Instruments & Components — 0.6%
[a]	Molex Electronic Technologies LLC, 4.75% due 4/30/2028	15,000	15,016
			15,016
	Telecommunication Services — 1.6%
	Diversified Telecommunication Services — 1.1%
[a]	Cox Communications, Inc., 3.35% due 9/15/2026	15,000	14,958
[a]	Space Exploration Technologies Corp., 5.35% due 7/15/2031	12,000	11,987
	Wireless Telecommunication Services — 0.5%
[a]	Crown Castle Towers LLC, 4.241% due 7/15/2048	11,000	10,890
			37,835
	Transportation — 0.6%
	Transportation Infrastructure — 0.6%
[a]	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.40% due 7/1/2027	15,000	14,971
			14,971
	Utilities — 8.9%
	Electric Utilities — 8.5%
[a]	Cleco Power LLC, 5.30% due 1/15/2036	20,000	19,854
[a,b]	Electricite de France SA, 4.75% due 10/13/2035	15,000	14,518
[b]	Enel Americas SA, 4.00% due 10/25/2026	17,000	16,953
	Evergy Missouri West, Inc.,
[a]	5.15% due 12/15/2027	10,000	10,052
[a]	5.65% due 6/1/2034	10,000	10,174
[a]	FirstEnergy Pennsylvania Electric Co., 5.20% due 4/1/2028	20,000	20,200

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Grade Bond Managed Account Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[a]	ITC Holdings Corp., 5.65% due 5/9/2034	$22,000	$22,545
[a]	Liberty Utilities Finance GP 1, 2.05% due 9/15/2030	10,000	8,946
[a]	New York State Electric & Gas Corp., 3.25% due 12/1/2026	10,000	9,949
[a]	NorthWestern Corp., 5.073% due 3/21/2030	20,000	20,158
	Oncor Electric Delivery Co. LLC, 5.35% due 4/1/2035	10,000	10,175
[a]	PSEG Power LLC, 5.20% due 5/15/2030	10,000	10,107
	Puget Energy, Inc., 5.725% due 3/15/2035	15,000	15,099
[a]	Trans-Allegheny Interstate Line Co., 5.00% due 1/15/2031	10,000	10,071
	Gas Utilities — 0.4%
[a]	KeySpan Gas East Corp., 5.994% due 3/6/2033	10,000	10,410
			209,211
	Total Corporate Bonds (Cost $823,857)		824,749
	Convertible Bonds — 0.6%
	Media & Entertainment — 0.6%
	Media — 0.6%
	Comcast Holdings Corp. (Guaranty: Comcast Corp.), 2.00% due 10/15/2029	25,000	15,703
			15,703
	Total Convertible Bonds (Cost $17,170)		15,703
	Mortgage Backed — 35.8%
	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2019-6 Class A2, 2.825% due 11/25/2059	13,598	13,491
[a,c]	Series 2020-1 Class A1, 2.466% due 12/25/2059	13,550	13,154
[a,c]	Series 2020-R1 Class A1, 0.99% due 4/25/2053	19,273	18,239
[a,c]	Series 2021-1 Class A1, 0.909% due 1/25/2066	9,002	7,878
[a,c]	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO, Series 2019-3 Class A1, 2.962% due 10/25/2048	9,186	8,802
[a,c]	BRAVO Residential Funding Trust, Whole Loan Securities Trust CMO, Series 2022-NQM2 Class A1, 5.272% due 11/25/2061	21,947	21,874
[a,c]	Chase Home Lending Mortgage Trust, Whole Loan Securities Trust CMO, Series 2024-4 Class A4, 6.00% due 3/25/2055	28,134	28,246
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2015-A Class B2, 4.50% due 6/25/2058	19,339	19,124
[a,c]	Series 2015-PS1 Class A1, 3.75% due 9/25/2042	16,201	15,791
[a]	COMM Mortgage Trust, CMBS, Series 2024-277P Class A, 6.338% due 8/10/2044	15,000	15,503
	CSMC Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2018-RPL9 Class A1, 3.85% due 9/25/2057	27,174	26,836
[a,c]	Series 2019-RPL1 Class A1A, 3.65% due 7/25/2058	13,505	13,375
[a,c]	Deephaven Residential Mortgage Trust, Whole Loan Securities Trust CMO, Series 2021-1 Class A1, 0.715% due 5/25/2065	10,423	10,097
	Ellington Financial Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2019-2 Class A1, 2.739% due 11/25/2059	22,099	21,652
[a,c]	Series 2019-2 Class A3, 3.046% due 11/25/2059	10,400	10,212
	Federal Home Loan Mtg Corp., CMO REMIC, Series 4162 Class P, 3.00% due 2/15/2033	16,768	16,336
	Federal National Mtg Assoc., Pool BZ3998, 4.88% due 6/1/2030	7,000	7,022
	Federal National Mtg Assoc., CMO REMIC,
	Series 2008-61 Class MC, 5.50% due 7/25/2038	4,912	5,035
	Series 2017-84 Class KA, 3.50% due 4/25/2053	16,759	16,586
	Series 2019-41 Class AC, 2.50% due 3/25/2053	5,313	5,019
	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2017-2 Class A3, 3.50% due 10/25/2047	27,569	24,926
[a,c]	Series 2018-2 Class A3, 4.00% due 4/25/2048	12,160	11,514
	GCAT Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2020-NQM1 Class A3, 3.554% due 1/25/2060	13,052	12,828
[a,c]	Series 2021-CM1 Class A, 2.469% due 4/25/2065	21,807	21,088
[a,c]	Series 2024-INV4 Class A2, 5.50% due 12/25/2054	13,550	13,486
	Government National Mtg Assoc., CMO,
	Series 2015-162 Class BE, 2.25% due 9/20/2043	497	497
	Series 2024-131 Class E, 5.00% due 2/20/2054	5,034	5,044
	GS Mortgage-Backed Securities Corp. Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2019-PJ3 Class A1, 3.50% due 3/25/2050	8,368	7,769
[a,c]	Series 2023-CCM1 Class A1, 6.65% due 8/25/2053	22,476	22,436
[a,c]	GS Mortgage-Backed Securities Trust, Whole Loan Securities Trust CMO, Series 2020-NQM1 Class A3, 2.352% due 9/27/2060	11,994	11,467

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Grade Bond Managed Account Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	JP Morgan Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2016-3 Class B2, 3.313% due 10/25/2046	$18,093	$17,506
[a,c]	Series 2017-2 Class A13, 3.50% due 5/25/2047	19,849	17,859
[a,c]	Series 2024-5 Class A6, 6.00% due 11/25/2054	1,624	1,624
[a,c]	Series 2025-5MPR Class A1D, 5.50% due 11/25/2055	12,914	12,892
[a,c]	LEX Mortgage Trust, CMBS, Series 2024-BBG Class A, 5.036% due 10/13/2033	15,000	14,938
[a,c]	Metlife Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-1A Class A1A, 3.75% due 4/25/2058	14,223	14,145
	MFA Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2020-NQM2 Class A3, 1.947% due 4/25/2065	9,611	9,353
[a,c]	Series 2020-NQM3 Class A2, 1.324% due 1/26/2065	24,161	23,007
[a,c]	Mill City Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2019-GS1 Class A1, 2.75% due 7/25/2059	10,523	10,395
[a,c]	Morgan Stanley Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2024-NQM1 Class A1, 6.152% due 12/25/2068	22,454	22,508
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2017-1A Class A1, 4.00% due 2/25/2057	15,814	15,497
[a,c]	Series 2018-RPL1 Class A1, 3.50% due 12/25/2057	15,963	15,445
[a,c]	Series 2019-NQM4 Class A1, 2.492% due 9/25/2059	13,582	12,865
[a,c]	OBX Trust, Whole Loan Securities Trust CMO, Series 2020-EXP2 Class A9, 3.00% due 5/25/2060	18,233	15,472
[a]	PRKCM Trust, Whole Loan Securities Trust CMO, Series 2023-AFC2 Class A1, 6.482% due 6/25/2058	36,383	36,286
	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2015-4 Class A1, 3.00% due 11/25/2030	11,035	10,850
[a,c]	Series 2017-CH2 Class A19, 4.00% due 12/25/2047	8,414	7,756
[a,c]	Series 2018-2 Class A1, 3.50% due 2/25/2048	22,270	19,971
[a,c]	Series 2024-4 Class A10, 6.00% due 5/25/2054	8,685	8,691
[a,c]	SFO Commercial Mortgage Trust, CMBS, Series 2021-555 Class A, 5.14% (TSFR1M + 1.51%) due 5/15/2038	10,000	9,986
	Starwood Mortgage Residential Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2020-3 Class A1, 1.486% due 4/25/2065	4,153	4,078
[a,c]	Series 2021-2 Class A1, 0.943% due 5/25/2065	23,670	22,474
	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2017-4 Class A1, 2.75% due 6/25/2057	11,669	11,459
[a,c]	Series 2017-6 Class A1, 2.75% due 10/25/2057	14,319	14,124
[a,c]	Series 2018-2 Class A1, 3.25% due 3/25/2058	22,666	22,489
	Verus Securitization Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2021-1 Class A2, 1.052% due 1/25/2066	20,138	17,729
[a,c]	Series 2021-R1 Class A1, 0.82% due 10/25/2063	14,920	14,375
[a,c]	Wells Fargo Mortgage Backed Securities Trust, Whole Loan Securities Trust CMO, Series 2019-2 Class A1, 4.00% due 4/25/2049	3,612	3,402
[a,c]	WinWater Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2014-2 Class A3, 3.50% due 9/20/2044	9,077	8,579
	Total Mortgage Backed (Cost $842,534)		841,082
	Short-Term Investments — 9.5%
[d]	Thornburg Capital Management Fund	22,244	222,440
	Total Short-Term Investments (Cost $222,440)		222,440
	Total Investments — 100.6% (Cost $2,366,928)		$2,364,536
	Liabilities Net of Other Assets — (0.6)%		(14,742)
	Net Assets — 100.0%		$2,349,794

Footnote Legend
a
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026, the aggregate value of these securities in the Fund’s portfolio was
$1,941,713, representing 82.63% of the Fund’s net assets.

b	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
c
Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule.
The rates shown are those in effect on June 30, 2026.

d	Investment in Affiliates.

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Grade Bond Managed Account Fund
June 30, 2026 (Unaudited)

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:

ABS	Asset Backed Securities
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
Mtg	Mortgage
REMIC	Real Estate Mortgage Investment Conduit
TSFR1M	Term SOFR 1 Month

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Investment Grade Bond Managed Account Fund
June 30, 2026 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Investment Grade Bond Managed Account Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers one class of shares of beneficial interest: Class SMA.
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee" as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/25	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/26	Dividend Income
Thornburg Capital Mgmt. Fund	$136,616	$1,294,368	$(1,208,544)	$-	$-	$222,440	$5,181